Note 3 - Discontinued Operations And Exit Activities	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	DISCONTINUED OPERATIONS AND EXIT ACTIVITIES

Discontinued Operations

As part of the Company’s strategy to evaluate its business segments periodically, management noted that the Network Security Group has incurred significant operating losses and its business had not grown as projected. In light of the downturn of business in Network Security products the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets using a discounted cash flow approach in estimating fair value as market values could not be readily determined. In November 2010, the Board of Directors (the “Board”) resolved to discontinue the operations of Network Security Group and to liquidate the assets of the Network Security Group in due course. The Company has ceased the segment’s operation and has commenced the related shutdown activities, most of which were completed in 2011. The Company does not expect any significant future revenues from the operations of this business segment.

The Company determined that the Network Security Group meets the definition of a separate component and the results of the Network Security Group are reported as discontinued operations in the accompanying statements of operations.

Exit Activities

In November 2012, the Board resolved to dissolve the Company’s Intelligent E-Commerce Group, one of the product lines of the Company’s Integrated Circuit Group, which comprised of the IC products such as Smart Card ICs, connectivity ICs, and power switches ICs. The actions taken to dissolve the Intelligent E-Commerce Group resulted in significantly reducing the operating activities of the Intelligent E-Commerce products, terminating the related workforce, and licensing the related intellectual property and technology to one of the Company’s authorized sales representatives, Axland Corporation Limited (“Axland”). Axland provides certain support services to the existing customers of the Intelligent E-Commerce products.

For the year ended December 31, 2012, the Company recorded costs associated with exit activities of $3,343,000, of which $2,320,000 and $1,023,000 were related to a loss on asset write-off and one-time employee termination benefits, respectively. The Company determined that those assets directly held/carried by the Intelligent E-Commerce Group provide no future benefit and recognized a loss on asset write-off, including property and equipment of $462,000, intangible assets of $1,198,000, and deferred charges of $660,000. As of December 31, 2012, one-time employee termination benefits of $1,023,000 were accrued and recorded as accrued expenses and other current liabilities on the balance sheet, which had been settled in 2013.